Income from voyages and related services (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 8,427.4	$ 5,162.2	$ 12,561.6
Freight revenues from containerized cargo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		7,081.1	3,948.3	10,952.2
Freight revenues from non-containerized cargo (mostly related to vehicle shipping services)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		497.0	534.5	308.4
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	849.3	679.4	1,301.0
Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		3,920.1	1,779.1	5,504.2
Cross suez
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		864.5	491.3	1,528.5
Atlantic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		687.8	636.3	1,231.3
Intra Asia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		762.9	616.6	1,945.9
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 845.8	$ 425.0	$ 742.3

[1]	Mainly demurrage, related services and other value-added services.